Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
The following table reflects restricted share award activity for the years ended December 31, 2016, 2015 and 2014:

	Number of Shares of Restricted Stock	Weighted-Average Issue Price Per Share
Unvested, December 31, 2013	19,800	$9.18
Granted	9,000	9.00
Vested	(4,800)	9.25
Forfeitures	(8,400)	9.14
Unvested, December 31, 2014	15,600	9.08
Granted	9,000	9.00
Vested	(4,800)	9.13
Forfeitures	(8,400)	9.07
Unvested, December 31, 2015	11,400	9.00
Granted	6,000	9.00
Vested	(3,000)	9.00
Unvested, December 31, 2016	14,400	$9.00

Schedule of Share-based Compensation, Activity for Services
The following table reflects the shares of common stock issued to directors in lieu of cash compensation:

	Year Ended December 31,
	2016	2015	2014
Shares issued in lieu of cash	—	—	6,055
Value of shares issued in lieu of cash (in thousands)	$—	$—	$55